Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill.
Goodwill

(D.2) Goodwill

y Goodwill and Intangible Asset Impairment Testing

The annual goodwill impairment test is performed at the level of our operating segments, since there are no lower levels in SAP at which goodwill is monitored for internal management purposes.

In general, the test is performed at the same time (at the beginning of the fourth quarter) for all operating segments.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

-   Changes in business strategy

-   Internal forecasts

-   Estimation of weighted average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

Changes in our segment structure result in the reallocation of goodwill with the reallocated goodwill being calculated based on relative values (if a direct allocation is not possible).

Goodwill

€ millions
Historical cost
1/1/2020	29,260
Foreign currency exchange differences	-2,010
Additions from business combinations	395
Retirements/disposals	-9
12/31/2020	27,636
Foreign currency exchange differences	1,838
Additions from business combinations	1,737
Retirements/disposals	-20
12/31/2021	31,191

Accumulated amortization
1/1/2020	101
Foreign currency exchange differences	-3
12/31/2020	98
Foreign currency exchange differences	3
12/31/2021	101

Carrying amount
12/31/2020	27,538
12/31/2021	31,090

For more information about our segments and the changes in 2021, see Note (C.1).

Throughout 2021 (particularly in light of the COVID-19 pandemic and its development), we have - through a qualitative and quantitative analysis - been continuously monitoring whether triggering events exist.

Based on our analysis, which we updated in the fourth quarter and which served as the basis for our regular goodwill impairment test, we assume that the COVID-19 situation will continue to improve as vaccine programs continue to take effect globally, leading to a growing demand environment in 2022. For more information, see Note (IN.2).

For impairment testing purposes, the carrying amount of goodwill is allocated to the operating segments expected to benefit from goodwill as follows:

Goodwill by Operating Segment

€ millions	Applications,	Services	Concur	Qualtrics	Emarsys	Business	Total
	Technology &					Process
	Support					Intelligence
12/31/2020	20,844	355	3,307	2,637	395	NA	27,538
12/31/2021	26,074	367	NA	3,846	395	408	31,090

A portion (€43 million) of the goodwill in the Applications, Technology & Support segment was moved to the newly formed Business Process Intelligence segment. Based on the expected synergies, the goodwill added through the acquisition of Signavio (€766 million) was provisionally allocated to the Applications, Technology & Support segment (€383 million) and the Business Process Intelligence segment (€383 million). As the initial accounting for the Signavio business combination is incomplete (for more information, see Note (D.1)), the allocation of goodwill is provisional. The allocation of the goodwill resulting from the Clarabridge acquisition (by Qualtrics) to our operating segments depends on how our operating segments actually benefit from the synergies of the Clarabridge business combination. As we have not yet completed the identification of those benefits and the initial accounting for the business combination is preliminary (for more information, see Note (D.1)), the entire goodwill (€924 million) was provisionally allocated to the Qualtrics segment.

Due to the dissolution of the Concur segment in 2021 (for more information, see Note (C.1)), the Concur goodwill (€3,307 million) was moved to the Applications, Technology & Support segment. Given the close proximity to the 2020 annual goodwill impairment test and the significant headroom, no formal impairment test was performed on the reallocation date of the Concur segment.

In conjunction with the creation of the SAP Fioneer joint venture (for more information, see Note (D.1)), we disposed €20 million of goodwill (thereof €9 million from the Applications, Technology & Support segment and €11 million from the Services segment).

Goodwill Impairment Test

The key assumptions on which management based its cash flow projections for the period covered by the underlying business plans are as follows:

Key Assumption	Basis for Determining Values Assigned to Key Assumption
Budgeted revenue growth

Revenue growth rate achieved in the current year, adjusted for an expected increase in SAP’s addressable cloud and database markets; expected growth in the established software applications and analytics markets. Values assigned reflect our past experience and our expectations regarding an increase in the addressable markets.

Budgeted operating margin

Operating margin budgeted for a given budget period equals the operating margin achieved in the current year, increased by expected efficiency gains. Values assigned reflect past experience, except for efficiency gains.

Discount rates	Our estimated cash flow projections are discounted to present value using discount rates (after-tax rates). Discount rates are based on the weighted average cost of capital (WACC) approach.
Terminal growth rate

Our estimated cash flow projections for periods beyond the business plan were extrapolated using segment-specific terminal growth rates. These growth rates do not exceed the long-term average growth rates for the markets in which our segments operate.

Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology &		Services		Qualtrics		Emarsys		Business Process
	Support								Intelligence
	2021	2020	2021	2020	2021[1]	2020	2021	2020[2]	2021	2020
Budgeted revenue growth (average of the budgeted period)	8.4	5.4	0.4	3.4	NA	20.6	15.3	NA	31.7	NA
After-tax discount rate	8.8	8.8	7.9	7.2	NA	9.7	10.0	NA	11.5	NA
Terminal growth rate	3.0	3.0	0.0	3.0	NA	3.0	3.0	NA	3.0	NA
Detailed planning period (in years)	5	5	5	5	NA	13	12	NA	14	NA

[1]   As we are using Level 1 inputs for Qualtrics in 2021, no information on assumptions and the detailed planning period is presented.

[2]   No formal test was performed in 2020 as the acquisition was after the annual testing date. However, we performed a quantitative and qualitative analysis to monitor whether triggering events exist.

On October 1, 2021, we performed a goodwill impairment test for the segments mentioned above.

Applications, Technology & Support Segment and Services Segment

For more information about our 2021 segment changes, see Note (C.1).

The recoverable amount of these segments was determined based on fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (target operating margins of 33.1% (Applications, Technology & Support) (2020: 32.4)% and 5.1% (Services) (2020: 2.4)% were used in the valuation).

We believe that no reasonably possible change in any of the above key assumptions would cause the carrying amount of our Applications, Technology & Support segment to exceed the recoverable amount.

For our Services segment, the recoverable amount exceeded the carrying amount by €1,377 million (2020: €1,416 million).

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

		Services
	2021	2020
Budgeted revenue growth (change in pp)	-0.8	-0.6
Target operating margin at the end of the budgeted period (change in pp)	-4	-2

Qualtrics Segment

Qualtrics International Inc. completed its initial public offering (“IPO”) on January 28, 2021. The recoverable amount was determined based on fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 1 fair value based on the market capitalization derived from publicly listed shares of Qualtrics. We believe that no reasonably foreseeable change in the share price of Qualtrics would cause the carrying amount of our Qualtrics segment to exceed its recoverable amount.

Emarsys Segment

The recoverable amount was determined based on fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 24.6% was used in the valuation).

Given the fact that the Emarsys segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer and more detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €547 million.

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

		Emarsys
	2021	20201
Budgeted revenue growth (change in pp)	-1.7	NA
Target operating margin at the end of the budgeted period (change in pp)	-14	NA

[1] No formal test was performed in 2020 as the acquisition was after the annual testing date. However, we performed a quantitative and qualitative analysis to monitor whether triggering events exist.

Business Process Intelligence Segment

The recoverable amount was determined based on fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 24.8% was used in the valuation).

Given the fact that the Business Process Intelligence segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer and more detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €1,225 million.

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

Business Process Intelligence
2021
Budgeted revenue growth (change in pp)	-2.5
Target operating margin at the end of the budgeted period (change in pp)	-20